Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Inventories
Inventories

4.Inventories

Inventories consisted of the following:

	As of	As of
	June 30,	December 31,
	2026	2025
Raw materials	$1,139,868	$1,090,884
Work in progress	134	57,308
Finished goods	2,353	1,354
	1,142,355	1,149,546
Less reserve for obsolescence	(218,034)	(218,229)
Total inventories	$924,321	$931,317

4.	Inventories

Inventories consisted of the following as of December 31:

	2025	2024
Raw materials	$1,090,884	$830,121
Work in progress	57,308	1,838
Finished goods	1,354	—

	1,149,546	831,959
Less reserve for obsolescence	(218,229)	(229,230)
Total inventories	$931,317	$602,729